Fair Value Measurements - Financial Instruments Measured at Fair Value on a Recurring Basis (Details) - USD ($) $ in Millions	Sep. 30, 2024	Dec. 31, 2023
Assets
Cash equivalents - money market funds	$ 663.3	$ 557.9
Other Investments	48.6	46.9
Investments pending settlement	0.6	2.2
Total other assets	0.6	2.2
Total assets measured at fair value	4,381.1	3,900.9
Liabilities
Derivative liabilities	(6.1)	(1.1)
Investments pending settlement	(5.5)
Total other liabilities	(11.6)	(1.1)
Total liabilities measured at fair value	(11.6)	(1.1)
Fixed maturity securities
Assets
Fair value	3,535.3	3,244.9
Fixed maturity securities | U.S. Treasuries
Assets
Fair value	715.8	686.7
Fixed maturity securities | Agencies
Assets
Fair value	12.1	16.2
Fixed maturity securities | Non-U.S. government
Assets
Fair value	51.8	76.0
Fixed maturity securities | Corporate bonds
Assets
Fair value	2,009.6	1,787.3
Fixed maturity securities | Residential mortgage-backed
Assets
Fair value	274.6	188.2
Fixed maturity securities | Commercial mortgage-backed
Assets
Fair value	21.4	51.1
Fixed maturity securities | Other asset backed securities
Assets
Fair value	450.0	439.4
Short-term investments
Assets
Fair value	133.3	49.0
Short-term investments | U.S. Treasuries
Assets
Fair value	133.3	49.0
Level 1
Assets
Cash equivalents - money market funds	663.3	557.9
Other Investments	48.6	46.9
Investments pending settlement	0.6	2.2
Total other assets	0.6	2.2
Total assets measured at fair value	1,561.6	1,342.7
Liabilities
Derivative liabilities	0.0	0.0
Investments pending settlement	(5.5)
Total other liabilities	(5.5)	0.0
Total liabilities measured at fair value	(5.5)	0.0
Level 1 | Fixed maturity securities
Assets
Fair value	715.8	686.7
Level 1 | Fixed maturity securities | U.S. Treasuries
Assets
Fair value	715.8	686.7
Level 1 | Fixed maturity securities | Agencies
Assets
Fair value	0.0	0.0
Level 1 | Fixed maturity securities | Non-U.S. government
Assets
Fair value	0.0	0.0
Level 1 | Fixed maturity securities | Corporate bonds
Assets
Fair value	0.0	0.0
Level 1 | Fixed maturity securities | Residential mortgage-backed
Assets
Fair value	0.0	0.0
Level 1 | Fixed maturity securities | Commercial mortgage-backed
Assets
Fair value	0.0	0.0
Level 1 | Fixed maturity securities | Other asset backed securities
Assets
Fair value	0.0	0.0
Level 1 | Short-term investments
Assets
Fair value	133.3	49.0
Level 1 | Short-term investments | U.S. Treasuries
Assets
Fair value	133.3	49.0
Level 2
Assets
Cash equivalents - money market funds	0.0	0.0
Other Investments	0.0	0.0
Investments pending settlement	0.0	0.0
Total other assets	0.0	0.0
Total assets measured at fair value	2,819.5	2,558.2
Liabilities
Derivative liabilities	(6.1)	(1.1)
Investments pending settlement	0.0
Total other liabilities	(6.1)	(1.1)
Total liabilities measured at fair value	(6.1)	(1.1)
Level 2 | Fixed maturity securities
Assets
Fair value	2,819.5	2,558.2
Level 2 | Fixed maturity securities | U.S. Treasuries
Assets
Fair value	0.0	0.0
Level 2 | Fixed maturity securities | Agencies
Assets
Fair value	12.1	16.2
Level 2 | Fixed maturity securities | Non-U.S. government
Assets
Fair value	51.8	76.0
Level 2 | Fixed maturity securities | Corporate bonds
Assets
Fair value	2,009.6	1,787.3
Level 2 | Fixed maturity securities | Residential mortgage-backed
Assets
Fair value	274.6	188.2
Level 2 | Fixed maturity securities | Commercial mortgage-backed
Assets
Fair value	21.4	51.1
Level 2 | Fixed maturity securities | Other asset backed securities
Assets
Fair value	450.0	439.4
Level 2 | Short-term investments
Assets
Fair value	0.0	0.0
Level 2 | Short-term investments | U.S. Treasuries
Assets
Fair value	0.0	0.0
Level 3
Assets
Cash equivalents - money market funds	0.0	0.0
Other Investments	0.0	0.0
Investments pending settlement	0.0	0.0
Total other assets	0.0	0.0
Total assets measured at fair value	0.0	0.0
Liabilities
Derivative liabilities	0.0	0.0
Investments pending settlement	0.0
Total other liabilities	0.0	0.0
Total liabilities measured at fair value	0.0	0.0
Level 3 | Fixed maturity securities
Assets
Fair value	0.0	0.0
Level 3 | Fixed maturity securities | U.S. Treasuries
Assets
Fair value	0.0	0.0
Level 3 | Fixed maturity securities | Agencies
Assets
Fair value	0.0	0.0
Level 3 | Fixed maturity securities | Non-U.S. government
Assets
Fair value	0.0	0.0
Level 3 | Fixed maturity securities | Corporate bonds
Assets
Fair value	0.0	0.0
Level 3 | Fixed maturity securities | Residential mortgage-backed
Assets
Fair value	0.0	0.0
Level 3 | Fixed maturity securities | Commercial mortgage-backed
Assets
Fair value	0.0	0.0
Level 3 | Fixed maturity securities | Other asset backed securities
Assets
Fair value	0.0	0.0
Level 3 | Short-term investments
Assets
Fair value	0.0	0.0
Level 3 | Short-term investments | U.S. Treasuries
Assets
Fair value	$ 0.0	$ 0.0